May 2, 2025

VIA EDGAR

Filing Desk

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	Calamos Antetokounmpo Sustainable Equities Trust (the “Trust”) (File Nos. 333-267049 and 811-23822)

Ladies and Gentlemen:

On behalf of the Trust, and pursuant to the Securities Act of 1933, as amended (the “Securities Act”), and Rule 497(j) thereunder, we hereby represent that the definitive forms of the Trust’s Prospectus and Statement of Additional Information, each dated May 1, 2025, that would have been filed pursuant to the requirements of Rule 497(c) under the Securities Act, would not have differed from those contained in the Trust’s Post-Effective Amendment No. 3 to its Registration Statement on Form N-1A, which was filed electronically with the Securities and Exchange Commission pursuant to Rule 485(b) under the Securities Act on April 15, 2025.

If you have any questions concerning this filing, please call me at 630-245-1105.

Sincerely,

Calamos Advisors LLC

/s/ Susan L. Schoenberger
Susan L. Schoenberger, Esq.
Vice President, Associate Counsel

cc:	John P. Calamos, Sr. Erik D. Ojala, Esq. Paulita Pike, Esq., Ropes & Gray LLP Rita Rubin, Esq., Ropes & Gray LLP Kathleen Nichols, Esq., Ropes & Gray LLP Madeline Raster, Esq., Ropes & Gray LLP